Lease obligation	12 Months Ended
Sep. 30, 2025
Lease obligation
Lease obligation

13.Lease obligation

The Company is current entered into three lease contracts which expire on April 30, 2026, October 31, 2026, and May 31, 2031, respectively. The Company has included renewal options in the lease term where it is reasonably certain to exercise the renewal option.

On June 2, 2025, the Company entered into a new office lease with an expiry date of May 31, 2031, and an option to renew for an additional five-year term. The agreement included a rent-free period from June 2, 2025, to May 31, 2026, as a lease inducement. In determining the value of the lease obligation the Company has included the renewal option for the lease as the Company is expecting to renew at expiry. In determining the value of the lease obligation the Company has used an estimated incremental borrowing rate of 10.7%. In addition to rent included in the lease obligation, the Company is also required to pay additional rent of $269,681 per year beginning in June 2026, which will be recorded on the consolidated statements of net loss and comprehensive loss as incurred.

In fiscal 2025, the Company transferred an office to another lessor and recorded a disposal of the lease obligation as well as the right-of-use asset.

The following table presents the movement in Company’s lease obligation for the respective periods:

Offices
Balance at September 30, 2023	$429,523
Additions	—
Lease payments (including interest)	(197,651)
Interest expense	70,351
Balance at September 30, 2024	$302,223
Additions	1,149,676
Lease payments (including interest)	(172,153)
Interest expense	78,909
Disposal	(55,205)
Balance at September 30, 2025	$1,303,450
Current portion	188,907
Non-current portion	1,114,543
Balance at September 30, 2025	$1,303,450

The following table presents the contractual undiscounted cash flows for the lease obligations:

	September 30,	September 30,
	2025	2024
Less than one year	$169,053	$206,828
One to five years	1,031,576	154,445
Five years and beyond	1,049,591	—
Total	$2,250,220	$361,273